Note Other Real Estate Owned (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Write Downs	$ 25,198	$ 15,071	$ 46,164
Hurricanes
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Write Downs	2,700
Hurricanes | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Write Downs	1,400
Hurricanes | Commercial
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Write Downs	$ 1,300